United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1
(Investment Company Act File Number)

Federated Hermes Global Allocation Fund
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Global Allocation Fund

Class A Shares | FSTBX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$59	1.14%

Key Fund Statistics

  Net Assets$291,990,009
  Number of Investments1,372
  Portfolio Turnover56%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities
43.0%
International Equity Securities
22.9%
Emerging Markets Core Fund
8.3%
Foreign Government/Agency
7.6%
Corporate Bonds
5.1%
Mortgage Core Fund
3.9%
U.S. Treasury Securities
1.6%
Project and Trade Finance Core Fund
1.5%
Asset-Backed Securities
1.3%
Collaterized Mortgage Obligations
1.1%

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183104

8080105-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class C Shares | FSBCX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$100	1.93%

Key Fund Statistics

  Net Assets$291,990,009
  Number of Investments1,372
  Portfolio Turnover56%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183302

8080105-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Institutional Shares | SBFIX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$44	0.85%

Key Fund Statistics

  Net Assets$291,990,009
  Number of Investments1,372
  Portfolio Turnover56%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183500

8080105-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R Shares | FSBKX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$81	1.57%

Key Fund Statistics

  Net Assets$291,990,009
  Number of Investments1,372
  Portfolio Turnover56%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183401

8080105-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R6 Shares | FSBLX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$43	0.83%

Key Fund Statistics

  Net Assets$291,990,009
  Number of Investments1,372
  Portfolio Turnover56%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183609

8080105-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—65.9%
		Communication Services—4.7%
1,100		Advanced Info Service Public Co. Ltd.	$ 11,914
8,649		Alphabet, Inc., Class A	3,289,561
7,116		Alphabet, Inc., Class C	2,678,676
52	[1]	Anterix, Inc.	3,329
332	[1]	AST SpaceMobile, Inc.	37,652
9,890		AT&T, Inc.	245,272
1,317	[1]	Atlanta Braves Holdings, Inc.	70,591
104	[1]	Bandwidth, Inc.	6,757
10,337		Bharti Airtel Ltd.	198,402
1,049	[1]	CarGurus, Inc.	31,323
256		CD Projekt S.A.	16,417
312		Cogent Communications Holdings, Inc.	5,541
5,161		Comcast Corp., Class A	128,354
5,913		Deutsche Telekom AG, Class REG	198,964
12	[1]	Echostar Holding Corp.	1,550
2,689		Electronic Arts, Inc.	542,425
7,944		Elisa OYJ	380,790
316	[1]	EverQuote, Inc.	6,080
2,445		Fox Corp.	140,319
235	[1]	Globalstar, Inc.	19,789
344	[1]	GOGO, Inc.	1,572
409		Hellenic Telecommunication Organization S.A.	8,676
72		IDT Corp.	3,971
5,000		International Games System Co. Ltd.	120,075
129		Iridium Communications, Inc.	6,680
11,300		KDDI Corp.	194,545
8,267		Koninklijke KPN NV	43,065
9,176		LG Uplus Corp.	98,207
2	[1]	Liberty Capital Corp.	45
45	[1]	Liberty Capital Corp.	1,007
227	[1]	Liberty Global Ltd.	2,840
662	[1]	Liberty Latin America Ltd.	5,428
4,188	[1]	Lumen Technologies, Inc.	46,026
20,300		Maxis Communications Berhad	18,999
3,173		Meta Platforms, Inc.	2,006,954
145		Millicom International Cellular S.A.	12,377
7,678		NetEase, Inc.	189,075
1,204	[1]	Netflix, Inc.	103,568
145		PLDT, Inc.	2,705
1,100		Publicis Groupe S.A.	107,406
155	[1]	QuinStreet, Inc.	1,941
2,941	[1]	Reddit, Inc.	517,616
229		Rogers Communications, Inc., Class B	8,837
235		Shenandoah Telecommunications Co.	3,748
167		Shutterstock, Inc.	2,487
3,597		Sinclair, Inc.	49,746
8,800		SoftBank Group Corp.	417,217
367	[1]	Sphere Entertainment Co.	50,822
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
136	[1]	Spotify Technology S.A.	$ 67,684
17		Swisscom AG	14,543
14,109		Telefonica Brasil S.A.	94,590
868		Telenor ASA	14,166
462		Telephone and Data System, Inc.	18,069
14,597		Telstra Group Ltd.	54,744
530		TELUS Corp.	6,655
13,396		Tencent Holdings Ltd.	729,364
23,464		TIM S.A./Brazil	101,865
692		T-Mobile USA, Inc.	129,771
5,628	[1]	TripAdvisor, Inc.	62,921
2,358		Turkcell Iletisim Hizmetleri A.S.	5,159
799		Uniti Group, Inc.	8,965
6,096		Verizon Communications, Inc.	291,450
71,483		Vodafone Group PLC	107,214
		TOTAL	13,746,501
		Consumer Discretionary—5.4%
170	[1]	Abercrombie & Fitch Co., Class A	13,127
862		Acushnet Holdings Corp.	76,528
2,200		Aisin Corp.	33,274
25,108		Alibaba Group Holding Ltd.	389,917
446		Allwyn AG	6,540
14,223	[1]	Amazon.com, Inc.	3,849,313
14,077	[1]	Amer Sports, Inc.	500,860
11,800		Anta Sports Products Ltd.	114,356
314	[1]	Aptiv PLC	21,333
300	[1]	Asbury Automotive Group, Inc.	56,313
6,300		Bandai Namco Holdings, Inc.	143,750
278		Bayerische Motoren Werke AG	24,243
3,740		Booking Holdings, Inc.	626,188
136	[1]	Boot Barn Holdings, Inc.	23,102
307		BorgWarner, Inc.	22,049
202		Bosch Ltd.	78,388
8,900		Bridgestone Corp.	192,236
701	[1]	Brinker International, Inc.	99,808
436		Canadian Tire Corp. Ltd.	55,945
7,260	[1]	Carvana Co.	529,980
74,600		Chow Tai Fook Jewellery Group Ltd.	104,674
929		Cie Financiere Richemont S.A.	200,187
3,201		Compagnie Generale des Etablissements Michelin SCA, Class B	117,018
739	[1]	Covista, Inc.	87,054
16,800		Denso Corp.	201,246
31		D’ieteren Group	6,197
521		Dixon Technologies (India) Ltd.	62,982
331	[1]	Dorman Products, Inc.	41,018
643		eBay, Inc.	70,261
907		Empresas Copec S.A.	6,444
6,715		Ermenegildo Zegna Holditalia SpA	98,710
2,074		Expedia Group, Inc.	468,288
1,455		Falabella S.A.	9,318
5,854		Ford Motor Co.	102,094
1,388		Ford Otomotiv Sanayi A.S.	2,528
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,497	[1]	Frontdoor, Inc.	$ 92,919
9,885	[1]	FSN E-Commerce Ventures Ltd.	27,309
21,000		Galaxy Entertainment Group Ltd.	84,144
327	[1]	Garrett Motion, Inc.	10,713
1,312		General Motors Co.	109,211
317		Gentex Corp.	7,659
1,495	[1]	GigaCloud Technology, Inc.	53,880
1,408		G-III Apparel Group Ltd.	45,521
1,084	[1]	Green Brick Partners, Inc.	72,910
57		Group 1 Automotive, Inc.	18,031
27,200		Haier Smart Home Co. Ltd.	83,839
160		Harley-Davidson, Inc.	3,869
1,977		Hero MotoCorp Ltd.	102,658
1,081		Home Depot, Inc.	342,828
123		Hyundai Mobis	62,740
14		Hyundai Motor Co.	6,726
7,200		Isuzu Motors Ltd.	106,041
3,031		JD.com, Inc.	43,747
930		Jollibee Foods Corp.	1,916
296		Jumbo S.A.	8,035
1,516		Kia Corp.	170,358
2		Kingfisher PLC	8
2,608		Kohl’s Corp.	37,451
9,524		Las Vegas Sands Corp.	481,629
72		Lear Corp.	10,305
65		LG Electronics, Inc.	12,649
5,000		Li Ning Co. Ltd.	11,644
180	[1]	Lucid Group, Inc.	1,179
90		LVMH Moet Hennessy Louis Vuitton SE	49,874
1,525		Magna International, Inc.	98,835
773		Maruti Suzuki India Ltd.	106,983
2,818		Mercedes-Benz Group AG	171,554
9,900		Midea Group Co., Ltd.	118,198
10,200		Midea Group Co., Ltd.	111,807
1,092		Naspers Ltd. - N Shares, Class N	56,936
1,066		Next PLC	189,706
1,945	[1,2]	Ozon Holdings PLC, ADR	0
324		Patrick Industries, Inc.	29,328
425		Perdoceo Education Corp.	13,761
4,800		Pop Mart International Group Ltd.	106,308
2,212	[1]	Prosus NV	100,596
648	[1]	QuantumScape Corp.	5,819
194		Red Rock Resorts, Inc.	11,326
5,231		Renault S.A.	180,420
1,277	[1]	Rivian Automotive, Inc.	20,815
714		Royal Caribbean Cruises, Ltd.	203,226
1,900		Sekisui House Ltd.	39,966
4,900		Sony Group Corp.	105,671
1,010	[1]	Stride, Inc.	93,304
905		Super Group SGHC Ltd.	11,267
1,661	[1]	Taylor Morrison Home Corp.	97,168
3,921	[1]	Tesla, Inc.	1,708,733
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
202		The Lottery Corp.	$ 787
75		Thor Industries, Inc.	5,931
3,944		TJX Cos., Inc.	610,334
677		Toll Brothers Finance Corp.	93,792
4,500		Toyota Motor Corp.	85,214
1,950	[1]	Trip.com Group Ltd.	92,065
3,536		TVS Motor Co. Ltd.	124,152
1,309	[1]	Urban Outfitters, Inc.	95,099
97	[1]	Versigent PLC	4,280
834		Visteon Corp.	98,654
1,988		Wesfarmers Ltd.	113,878
82	[1]	XPEL, Inc.	3,749
24,200		Yamaha Motor Co.	199,213
3,000		Yum China Holding, Inc.	131,117
395	[1]	Zalando SE	10,721
		TOTAL	15,745,775
		Consumer Staples—2.5%
4,100		Ajinomoto Co., Inc.	132,649
8,789		Altria Group, Inc.	611,539
43,483		Ambev S.A.	140,675
1,398		Anheuser-Busch InBev S.A./NV	111,947
221		Beiersdorf AG	17,833
1,768		BIM Birlesik Magazalar AS	14,289
5,565		British American Tobacco PLC	343,422
463		Cal-Maine Foods, Inc.	34,595
1,119		Carrefour S.A.	20,707
2,940		Cencosud S.A.	6,933
1,696	[1]	Central Garden & Pet Co., Class A	57,885
168	[1]	Chefs Warehouse, Inc.	12,859
32,000		China Mengniu Dairy Co., Ltd.	69,285
1		Chocoladefabriken Lindt & Sprungli AG	122,343
2,320		Coca-Cola Bottling Co.	401,963
40		Colgate-Palmolive Co.	3,605
171		Costco Wholesale Corp.	163,531
2,757		Danone S.A.	195,749
2,520		Dollar General Corp.	278,737
1		Empire Co. Ltd., Class A	35
1,733		Fresh Del Monte Produce, Inc.	55,699
434	[1]	Grocery Outlet Holding Corp.	3,693
1,944		Heineken NV	151,767
36		Henkel AG & Co. KGAA	2,613
717	[1]	Herbalife Ltd.	8,575
1,359		Imperial Brands PLC	49,489
70		Ingles Markets, Inc., Class A	6,192
401		Jeronimo Martins SGPS S.A.	8,494
3,800		Kao Corp.	145,871
30,183		Kenvue, Inc.	521,562
227		Kerry Group PLC	19,372
7,827		Kesko OYJ	189,657
18,166		Keurig Dr Pepper, Inc.	545,525
939		Kimberly-Clark Corp.	91,646
482		Korea Tobacco & Ginseng Corp.	59,086
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
7,795		Kroger Co.	$ 484,459
3,229		Loblaw Cos. Ltd.	144,440
1		Lotus Bakeries NV	12,825
7,590		Marico Ltd.	65,649
669		Mowi ASA	14,725
59		Natural Grocers by Vitamin Cottage, Inc.	1,732
2,755		Nestle S.A.	279,525
17,400		Nongfu Spring Co. Ltd.	95,373
989		Orkla ASA	10,432
1,260		PepsiCo, Inc.	181,679
122		PriceSmart, Inc.	20,739
812		Procter & Gamble Co.	116,571
95		Salmar ASA	5,903
697		Saputo, Inc.	21,355
904		Smithfield Foods, Inc.	23,350
4,339		Target Corp.	551,357
35,581		Tesco PLC	205,511
148		The Anderson’s, Inc.	10,447
57		Turning Point Brands, Inc.	4,841
119		Unilever PLC	6,719
276	[1]	United Natural Foods, Inc.	14,173
2,689		WalMart, Inc.	311,252
64		Weis Markets, Inc.	4,670
2,259		Woolworths Group Ltd.	57,149
		TOTAL	7,244,698
		Energy—2.4%
446		Aker BP ASA	15,966
45,229		BP PLC	315,931
1,296		California Resources Corp.	76,840
5,094		Canadian Natural Resources Ltd.	231,671
678		Cheniere Energy, Inc.	152,455
248		Chevron Corp.	45,250
44,800		China Merchants Energy Shipping Co.,Ltd.	104,999
2,400		China Shenhua Energy Co., Ltd.	16,655
2,371	[1]	CNX Resources Corp.	79,879
1,718		Delek US Holdings, Inc.	76,468
3,119		DHT Holdings, Inc.	50,902
2,096	[1]	Dorian LPG Ltd.	84,301
10,900		ENEOS Holdings, Inc.	89,199
1,082		Equinor ASA	39,006
4,294	[1]	Expro Group Holdings NV	63,422
9,123		Exxon Mobil Corp.	1,325,207
590		Galp Energia, SGPS S.A.	12,858
215		Hyundai Robotics Co. Ltd.	39,576
1,596		Imperial Oil Ltd.	189,357
1,077		International Seaways, Inc.	83,134
2,284		Marathon Petroleum Corp.	568,191
1,036		MOL Hungarian Oil & Gas PLC	13,156
2,240		Murphy Oil Corp.	81,066
17,366		Neste Oyj	570,425
5,789	[1]	Oil States International, Inc.	49,206
209		OMV AG	15,050
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
169		ORLEN S.A.	$ 6,601
1,186	[1]	Par Petroleum Corp.	66,606
6,200		PetroChina Co. Ltd.	9,987
21,177		PetroChina Co. Ltd.	29,408
3,212		Phillips 66	564,927
18,900		Reliance Industries Ltd.	262,271
225		Sandridge Energy, Inc.	3,301
426		Santos Ltd.	2,394
6,768		SFL Corp. Ltd.	74,719
4,285		Shell PLC	180,285
4,280		Suncor Energy, Inc.	267,514
3,199	[1]	Talos Energy, Inc.	46,929
12,123	[1,2]	Tatneft PJSC	0
930		TC Energy Corp.	61,966
274		Teekay Corp. Ltd.	3,143
2,935		TotalEnergies SE	258,039
1,866		Turkiye Petrol Rafinerileri AS	9,362
2,305		Valero Energy Corp.	564,310
2,998		Woodside Energy Group Ltd.	65,738
		TOTAL	6,867,670
		Financials—11.2%
3,431		AB Industrivarden	194,966
57	[1]	Adyen N.V.	62,489
212		Ageas S.A.	16,460
3,025		AIB Group PLC	35,470
6,248		Akbank T.A.S.	8,626
12,036		Al Rajhi Bank	213,796
910		Allianz SE	404,837
4,076	[1]	Alpha Bank S.A.	18,576
1		American International Group, Inc.	74
1,136		Ameriprise Financial, Inc.	506,327
11,121		ANZ Group Holdings Ltd.	280,990
13,181		Arab National Bank	74,532
3,383		Associated Banc-Corp.	94,081
5,948		AXA S.A.	274,794
15,930		Banco Bilbao Vizcaya Argentaria S.A.	372,824
34,524		Banco Bradesco S.A.	106,079
10,480		Banco Comercial Portugues S.A., Class R	11,832
105,647		Banco de Chile	19,901
204		Banco de Credito E Inversiones S.A.	13,764
26,087		Banco Do Brasil S.A.	104,978
1,456		Banco Latinoamericano de Comercio Exterior S.A., Class E	81,303
155,356		Banco Santander Chile S.A.	12,218
34,862		Banco Santander, S.A.	436,872
1,494	[1]	Bancorp, Inc.	82,409
8,209		Bank Hapoalim BM	211,112
5,420		Bank Leumi Le-Israel	137,483
411,300		Bank Mandiri Persero Tbk PT	93,799
18,622		Bank of America Corp.	960,895
1,508		Bank of Ireland Group PLC	30,643
1,294		Bank of Montreal	210,181
4,567		Bank of New York Mellon Corp.	636,777
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1		Bank of Nova Scotia	$ 80
3,490		Bank of The Philippine Islands	5,321
9,966		Bank OZK	482,255
2,260		Bank Pekao S.A.	150,813
24,555		Banque Saudi Fransi	125,385
10,060		Barclays PLC	61,583
109		BAWAG Group AG	19,558
18,036		BB Seguridade Participacoes S.A.	126,567
4,610		BDO Unibank, Inc.	8,541
3,001	[1]	Berkshire Hathaway, Inc., Class B	1,423,914
8,475		BGC Group, Inc.	88,564
450		BNP Paribas S.A.	48,533
35,500		BOC Hong Kong (Holdings) Ltd.	217,301
58		Bread Financial Holdings, Inc.	5,166
1,303		BSE Ltd.	57,081
1,170		Burke & Herbert Financial Services Corp.	74,412
29,951		Caixa Seguridade Participacoes S/A	105,150
19,088		CaixaBank S.A.	257,065
1,108		Canadian Imperial Bank of Commerce	120,946
69,979		Canara Bank	96,573
594		Capitec Bank Holdings Ltd.	163,091
7,529		Charles Schwab Corp.	657,658
95,501		China Construction Bank Corp.	103,616
41,800		China Insurance International Holdings Co. Ltd.	105,777
13,600		China International Capital Corp. Ltd.	34,072
40,000		China Life Insurance Co. Ltd.	148,148
11,700		China Merchants Bank Co. Ltd.	65,679
1,117		Chubb Ltd.	348,202
14,500		CITIC Securities Co. Ltd.	48,216
29,800		CITIC Securities Co. Ltd.	114,713
3,178		Civista Bancshares, Inc.	82,310
1,097		CNB Financial Corp.	33,645
983		Commonwealth Bank of Australia	116,443
2,799		ConnectOne Bancorp, Inc.	84,166
4,118		Credit Agricole S.A.	79,421
1,117	[1]	Customers Bancorp, Inc.	83,931
11,700		CVC Capital Partners PLC	187,446
90		Daewoo Securities Co.	3,662
5,400		Dai-ichi Life Insurance Co. Ltd./The	55,494
3,680		Danske Bank A/S	193,859
319	[1]	Dave, Inc.	90,137
5,000		DBS Group Holdings Ltd.	246,250
1,250		DNB Bank ASA	38,869
121,544	[1]	Dukhan Bank	115,702
150	[1]	Enova International, Inc.	24,226
429		Erste Group Bank AG	51,494
6,607	[1]	Eurobank S.A.	30,730
10,843		Fifth Third Bancorp	541,391
29,099		First Abu Dhabi Bank PJSC	133,093
2,929		First Financial Bancorp	90,096
589		First Financial Corp.	40,747
5,081		Generali	228,829
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
283		Gjensidige Forsikring ASA	$ 7,816
950		Goldman Sachs Group, Inc.	974,282
113		Groupe Bruxelles Lambert NV	10,659
15,750		Grupo Financiero Banorte S.A. de C.V.	164,095
2,274		Haci Omer Sabanci Holding A.S.	4,520
911		Hana Financial Holdings	69,611
1,034		Hancock Whitney Corp.	70,436
2,717		Hanmi Financial Corp.	81,836
3,683		HDFC Asset Management Co. Ltd.	103,359
8,081		HDFC Bank Ltd.	63,298
3,340		Hithink RoyalFlush Information Network Co. Ltd.	112,424
5,000		Hong Kong Exchanges & Clearing Ltd.	255,897
4,440		Horizon Bancorp, Inc.	82,362
33,714		HSBC Holdings PLC	630,803
1,751		ICICI Bank Ltd.	23,158
15,000		Industrial & Commercial Bank of China	12,725
3,531		Industrivarden AB	193,464
1,310		Infratil Ltd.	12,374
345		ING Groep N.V.	10,681
4,294		Insurance Australia Group Ltd.	23,554
45,283		Intesa Sanpaolo SpA	305,323
6,860		Investor AB, Class B	282,708
47		Jackson Financial, Inc.	4,846
2,426		JPMorgan Chase & Co.	726,126
1,543		KB Financial Group, Inc.	154,369
325		KBC Group NV	43,031
161		Komercni Banka A.S.	7,642
118,400		Krung Thai Bank PLC	126,233
182,311		Lloyds Banking Group PLC	247,754
2,418		M&T Bank Corp.	522,554
4,089		Mahindra and Mahindra Ltd.	131,319
46,000		Malayan Banking BHD	123,493
6,798		Manulife Financial Corp.	260,007
2,077		Mastercard, Inc.	1,025,996
3,530		Metropolitan Bank & Trust Co.	3,640
3,019		Midland States Bancorp, Inc.	83,928
6,400		Mitsubishi UFJ Financial Group, Inc.	120,354
497		Moneta Money Bank AS	4,430
4,144		Morgan Stanley	861,952
336		Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	177,199
3,144		Muthoot Finance Ltd.	109,181
5,621		National Australia Bank Ltd.	150,584
738		National Bank of Canada	107,779
2,200		National Bank of Greece	38,016
14,500		New China Life Insurance Co. Ltd.	90,013
12,200		New China Life Insurance Co. Ltd.	107,629
1,309	[1]	NMI Holdings, Inc.	46,993
65,086		Nordea Bank Abp	1,245,585
651		Northeast Bank	81,857
628		Northrim BanCorp, Inc.	15,518
5,940	[1]	NU Holdings Ltd./Cayman Islands	77,992
4,396		OceanFirst Financial Corp.	82,601
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
4,708		Old National Bancorp	$ 113,039
3,604		Old Second Bancorp, Inc.	76,837
651		Orchid Island Capital, Inc.	4,414
6,400		ORIX Corp.	248,493
571		OTP Bank RT	78,214
14,800		Oversea-Chinese Banking Corp. Ltd.	271,496
715	[1]	Palomar Holdings, Inc.	76,534
1,342		Piper Sandler Cos.	105,226
2,807	[1]	Piraeus Bank S.A.	29,838
524		PJT Partners, Inc.	80,120
8,053		Powszechny Zaklad Ubezpieczen S.A.	142,983
18,100		PT Bank Negara Indonesia	3,751
380,600		PT Bank Rakyat Indonesia Tbk	62,767
151		QBE Insurance Group Ltd.	2,452
431	[1]	Queen’s Road Capital Investment Ltd.	4,471
2,695		Radian Group, Inc.	92,034
186		Raiffeisen Bank International AG	10,721
25,698		Rand Merchant Investment Holdings Ltd.	112,115
54,800		RHB Capital Berhad	113,507
9,219		Riyad Bank	49,647
609	[1]	Root, Inc.	31,705
2,937		Royal Bank of Canada	563,348
61,210		Sampo Oyj, Class A	646,012
954	[1]	Sezzle, Inc.	112,715
1,097		Shinhan Financial Group Co. Ltd.	68,109
3,763		Shore Bancshares, Inc.	77,744
26,000		Sinopac Holdings Co.	24,844
10,946		Skandinaviska Enskilda Banken AB, Class A	218,558
4,453	[1]	Slide Insurance Holdings, Inc.	80,288
23		Sofina S.A.	5,979
6,000		Sompo Holdings, Inc.	223,154
9,488		Standard Chartered PLC	254,528
3,302		State Street Corp.	513,923
279	[1]	StoneX Group, Inc.	31,625
10,100		Sumitomo Mitsui Financial Group, Inc.	368,970
1,423		Swiss Re AG	213,231
1		Synchrony Financial	71
193,000		Taishin Financial Holdings Co.	143,539
1,462,000		Thai Military Bank	102,313
100		The Bank of NT Butterfield & Son Ltd.	5,646
3,923		The Hartford Insurance Group, Inc.	498,731
1,797		The National Commercial Bank	18,944
1,873		The Travelers Cos., Inc.	546,710
6,500		Tokio Marine Holdings, Inc.	287,080
4,006		Toronto Dominion Bank	458,381
1		Truist Financial Corp.	48
2,109	[1]	Trupanion, Inc.	46,018
4,450		TRYG A/S	104,733
17,191		Turkiye Is Bankasi (Isbank) A.S., Class C	4,878
442		U.S. Bancorp	24,244
562		UBS Group AG	26,649
1,258		UniCredit SpA	108,271
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
6,715		Unipol Gruppo Finanziario S.p.A.	$ 165,650
135		Universal Insurance Holdings, Inc.	4,998
1,392		Unum Group	115,856
213	[1]	Velocity Financial, LLC	3,727
990		Visa, Inc., Class A	323,096
10,307		Westpac Banking Corp. Ltd.	266,374
4,960		WisdomTree Investments, Inc.	94,488
542		Woori Financial Group, Inc.	10,678
2,424		XP, Inc.	40,408
6,736		Yapi ve Kredi Bankasi A.S.	4,818
455		Zurich Insurance Group AG	323,210
		TOTAL	32,641,966
		Health Care—5.1%
3,769	[1]	10X Genomics, Inc.	106,682
7,937		Abbott Laboratories	679,407
313		AbbVie, Inc.	68,146
3,317	[1]	Acadia Pharmaceuticals, Inc.	71,846
97	[1]	Addus Homecare Corp.	8,893
8,436	[1]	ADMA Biologics, Inc.	67,319
2,766		Alcon AG	184,547
2,919	[1]	Alignment Healthcare, Inc.	44,719
2,622	[1]	Alkermes PLC	110,622
2,797	[1]	Amneal Pharmaceuticals, Inc.	36,836
2,632	[1]	Amphastar Pharmaceuticals, Inc.	49,613
475	[1]	AnaptysBio, Inc.	26,443
87	[1]	Argenx SE	72,701
768	[1]	Arrowhead Pharmaceuticals, Inc.	59,835
1,622		AstraZeneca PLC	301,646
1,947	[1,2]	AstraZeneca PLC, Rights	604
8,809	[1]	Aveanna Healthcare Holdings, Inc.	63,161
6,478	[1]	BioCryst Pharmaceuticals, Inc.	57,719
3,161	[1]	BioLife Solutions, Inc.	78,772
1,452	[1]	BrightSpring Health Services, Inc.	89,559
11,267		Bristol-Myers Squibb Co.	644,247
2,719		Cardinal Health, Inc.	535,099
3,597	[1]	CareDx, Inc.	82,084
150		Celltrion, Inc.	19,214
23,544	[1]	Clover Health Investments, Corp.	93,705
312	[1]	Corvel Corp.	19,266
5,498	[1]	Cytek Biosciences, Inc.	23,037
8,900		Daiichi Sankyo Co. Ltd.	150,692
3,261	[1]	Dexcom, Inc.	240,466
1,592		Eli Lilly & Co.	1,759,160
834	[1,2]	Eli Lilly & Co., Rights	525
590		Ensign Group, Inc.	98,913
25,062	[1]	Esperion Therapeutics, Inc.	78,444
29		Financiere de Tubize S.A.	7,604
838		Fisher & Paykel Healthcare Corp. Ltd.	18,722
6,606	[1]	Fortrea Holdings, Inc.	101,666
387		Fresenius Medical Care AG & Co. KGaA	16,790
334		Fresenius SE & Co. KGaA	14,131
371		Galderma Group AG	78,910
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
366		Gedeon Richter Rt	$ 15,490
4,307		Gilead Sciences, Inc.	578,990
2,400		GSK PLC	60,776
1,790	[1]	Guardian Pharmacy Services, Inc.	69,345
49,504		Haleon PLC	223,937
21	[1]	Harmony Biosciences Holdings, Inc.	663
1,485	[1]	Harrow Health, Inc.	52,287
153	[1]	Hims & Hers Health, Inc.	4,001
1,500		Hoya Corp.	254,713
992		Humana, Inc.	302,977
2,285	[1]	Incyte Genomics, Inc.	221,051
4,812	[1]	Innovage Holding Corp.	36,523
593	[1]	Iovance Biotherapeutics, Inc.	2,431
1,283	[1]	IQVIA Holdings, Inc.	233,775
1,492	[1]	Ironwood Pharmaceuticals, Inc.	5,326
7,900		Jiangsu Hengrui Medicine Co. Ltd.	58,591
5,623		Johnson & Johnson	1,267,031
2,767	[1]	KalVista Pharmaceuticals, Inc.	74,349
432		Koninklijke Philips NV	11,425
8,216	[1]	Kura Oncology, Inc.	83,803
530	[1]	Lantheus Holdings, Inc.	52,629
499	[1]	Livanova PLC	36,826
760		McKesson Corp.	564,254
277		Merck & Co., Inc.	32,885
90		Merck KGAA	13,731
477	[1]	Merit Medical Systems, Inc.	30,080
1,677	[1]	Monte Rosa Therapeutics, Inc.	33,054
3,859		Novartis AG	579,976
4,940	[1]	Novavax, Inc.	54,192
498		Novo Nordisk A/S	22,712
285	[1]	Nutex Health, Inc.	36,796
1,253	[1]	Option Care Health, Inc.	26,150
2,939		Orion Oyj	245,362
1,279		Phibro Animal Health Corp.	39,380
593	[1]	Prestige Consumer Healthcare, Inc.	28,185
1,308	[1]	Privia Health Group, Inc.	28,135
1,089	[1]	Progyny, Inc.	27,835
334	[1]	Protagonist Therapeutics, Inc.	33,253
1,333	[1]	PTC Therapeutics, Inc.	98,442
808		Regeneron Pharmaceuticals, Inc.	496,742
565		Roche Holding AG	237,839
71	[1]	Samsung Biologics Co. Ltd.	64,257
3,106		Sanofi	271,849
2,244	[1]	Septerna, Inc.	67,769
2,573		Siemens Healthineers AG	104,815
57,758		Sigma Pharmaceuticals Ltd.	122,112
46	[1]	Sk Biopharmaceuticals	2,740
2,269		Smith & Nephew PLC	33,764
1,734	[1]	Stoke Therapeutics, Inc.	53,598
926		Sun Pharmaceutical Industries Ltd.	17,556
1,815	[1]	Swedish Orphan Biovitrum AB	86,921
13,688	[1]	Talkspace, Inc.	71,178
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
911	[1]	Tarsus Pharmaceuticals, Inc.	$ 54,113
1,419		The Cigna Group	393,631
2,451		Torrent Pharmaceuticals Ltd.	114,012
180		UCB S.A.	52,843
514		UnitedHealth Group, Inc.	195,479
1,507	[1]	Varex Imaging Corp.	15,417
678	[1]	Veeva Systems, Inc.	118,203
2,628	[1]	Veracyte, Inc.	121,782
293	[1]	Vertex Pharmaceuticals, Inc.	131,129
7,300		WuXi AppTec Co. Ltd.	109,605
15,500	[1]	WuXi PharmaTech, Inc.	66,150
601		Zoetis, Inc.	46,692
7,273		Zydus Lifesciences Ltd.	82,878
2	[1]	Zymeworks, Inc.	50
		TOTAL	14,836,230
		Industrials—8.5%
1,152		3M Co.	176,406
13		A.P. Moller-Maersk A/S	31,488
78		A.P. Moller-Maersk A/S, Class B	192,459
3,844		ABB Ltd.	409,385
75		ABB Power Products & Systems India Ltd.	30,171
1,602		Adani Ports and Special Economic Zone Ltd.	30,529
164		AerCap Holdings NV	22,860
518		Airbus Group SE	108,485
362		Alexander and Baldwin, Inc.	65,631
155	[1]	Allegiant Travel Co.	14,200
102		Argan, Inc.	68,036
2,577		Aselsan Elektronik Sanayi Ve Ticaret A.S.	21,352
55,495		Ashok Leyland	91,305
764	[1]	Astronics Corp.	66,468
2,358		Auckland International Airport Ltd.	11,675
1,774		Automatic Data Processing, Inc.	393,544
470		Ayala Corp.	3,328
3,685		BAE Systems PLC	100,374
7,049		Beijer AB G&L	98,199
1,800		Beijing-Shanghai High Speed Railway Co. Ltd.	1,335
24,881		Bharat Electronics Ltd.	107,747
1,258	[1]	Bloom Energy Corp.	358,530
6,922		Brambles Ltd.	82,341
622		Canadian National Railway Co.	73,653
1		Carrier Global Corp.	64
563		Caterpillar, Inc.	493,115
3,331		Cintas Corp.	570,467
96		Comfort Systems USA, Inc.	175,508
40,500		COSCO SHIPPING Holdings Co. Ltd.	84,616
56,000		COSCO SHIPPING Holdings Co. Ltd., Class H	101,225
822		Costamare, Inc.	12,642
166		CRA International, Inc.	23,033
95	[1]	CSG B.V.	1,992
2,271		Cummins India, Ltd.	141,115
1,394		Cummins, Inc.	901,402
5,200		Dai Nippon Printing Co. Ltd.	90,357
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
3,955		Daimler Truck Holding AG	$ 194,421
491		DasS.A.ult Aviation S.A.	174,553
1		DELTA AIR LINES 2020-1 CLASS	82
1,537		Dover Corp.	324,860
501	[1]	DXP Enterprises, Inc.	72,675
217	[1]	Dycom Industries, Inc.	110,670
2,834		Embraer S.A.	41,224
246		Emcor Group, Inc.	203,398
2,026		Enerpac Tool Group Corp.	67,851
532		EnerSys, Inc.	121,280
57		ESCO Technologies, Inc.	16,638
48,000		EVA Airways Corp.	55,019
17,000		Evergreen Marine Corp., Taiwan Ltd.	115,624
1		Experian PLC	35
2,206	[1]	Fluor Corp.	100,947
4,000		Fortune Electric Co., Ltd.	111,782
3,212		GE Aerospace	1,039,917
1,081		GE Vernova, Inc.	1,046,754
1,702		General Dynamics Corp.	590,288
2,892		GFL Environmental, Inc.	97,040
106,025	[1]	GMR Infrastructure Ltd.	112,309
113		Graham Corp.	11,316
700		Granite Construction, Inc.	95,788
187		Grupo Aeroportuario del Sureste SAB de CV, Class B	5,543
433		HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	121,643
2,350		HEICO Corp., Class A	610,553
9,950	[1]	Hertz Global Holdings, Inc.	53,730
900		Hitachi Ltd.	29,152
345		Hochtief AG	195,825
1,524		Howmet Aerospace, Inc.	393,573
491	[1]	Huron Consulting Group, Inc.	52,728
702		Hyundai Glovis Co. Ltd.	113,070
165	[1]	IES Holdings, Inc.	111,928
2,899		Interface, Inc.	85,810
1,850		International Container Terminal Services, Inc.	22,607
4,800		Itochu Corp.	58,333
754		J. B. Hunt Transportation Services, Inc.	208,428
4,139		Johnson Controls International PLC	554,874
9,700		Kawasaki Kisen Kaisha Ltd.	153,475
2,257		Kennametal, Inc.	74,030
217		Kingspan Group PLC	19,878
1,509		Koc Holding A.S.	6,177
9,337		Kone OYJ, Class B	556,943
621		Kongsberg Gruppen ASA	22,341
1,291		Korn Ferry	90,344
1,800		L3Harris Technologies, Inc.	567,324
746,790		Latam Airlines Group S.A.	20,221
274		LG Corp.	26,646
1,202		Lockheed Martin Corp.	637,601
6,800		Marubeni Corp.	221,880
4,874		Masco Corp.	342,398
401	[1]	Mastec, Inc.	151,726
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,067		Maximus, Inc.	$ 66,079
15,386		Metso Corp.	293,675
9,600		Mitsubishi Corp.	305,272
8,300		Mitsui & Co., Ltd.	275,668
531	[1]	Modine Manufacturing Co.	148,101
353		MOOG, Inc., Class A	127,069
142	[1]	NextPower, Inc.	22,209
3,600		Nippon Yusen Kabushiki Kaisha	120,083
895		Nordson Corp.	257,160
1,172		nVent Electric PLC	195,712
8,400		Obayashi Corp.	171,201
5,735		Pitney Bowes, Inc.	92,334
1,180		Polycab India Ltd.	117,393
417		Powell Industries, Inc.	118,603
952	[1]	Power Solutions International, Inc.	39,679
654		Primoris Services Corp.	82,260
1,328		Prysmian SpA	225,683
264		Quanta Services, Inc.	187,897
5,700		Recruit Holdings Co. Ltd.	382,998
5,959		Relx PLC	195,562
1,844		Rolls-Royce Holdings PLC	33,173
4,666		RTX Corp.	838,294
122		Rush Enterprises, Inc.	8,458
1,189		Ryanair Holdings PLC	34,810
1,032		Safran S.A.	367,554
669		Samsung C&T Corp.	191,795
29,500		Sany Heavy Industry Co. Ltd.	78,212
224		Schneider Electric S.A.	70,391
511		Siemens AG	160,821
1,624		Siemens Energy AG	308,604
317	[1]	SK Square Co., Ltd.	258,882
252		SK, Inc., Class A	112,870
335	[1]	SkyWest, Inc.	28,693
420		SM Investments Corp.	3,914
2,724		SNC-Lavalin Group, Inc.	163,521
167		Stantec, Inc.	12,618
278	[1]	Sterling Infrastructure, Inc.	239,314
2,859	[1]	Sunbelt Rentals Holdings, Inc.	224,630
15,263	[1,2]	Talwandi Sabo Power Ltd.	19,328
4,090	[1]	Tata Motors Ltd. /new	16,343
1,834		Terex Corp.	106,702
39		Thales S.A.	10,886
1,349	[1]	Thermon Group Holdings, Inc.	82,478
1,800		Toppan Holdings, Inc.	51,570
874		Transurban Group	9,417
1,093		Turk Hava Yollari A.O.	7,069
5,442	[1]	Uber Technologies, Inc.	383,117
690		UFP Industries, Inc.	55,890
2,659		Union Pacific Corp.	698,360
480		Vertiv Holdings Co.	151,541
417	[1]	Vicor Corp.	139,628
1,800		Vinci S.A.	261,496
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
42,000		Wan Hai Lines Ltd.	$ 109,984
18,260		Wartsila OYJ, Class B	743,251
3,900		Weichai Power Co. Ltd.	20,378
877		Wolters Kluwer NV	62,421
		TOTAL	24,859,340
		Information Technology—19.0%
538		A10 Networks, Inc.	16,215
2,000		Accton Technology Corp.	155,455
2,184	[1]	ACI Worldwide, Inc.	95,375
3,094	[1]	Advanced Micro Devices, Inc.	1,596,813
1,900		Advantest Corp.	309,751
1,030	[1]	Aehr Test Systems	95,100
233	[1]	Agilysys, Inc.	20,168
1,615	[1]	Alarm.com Holdings, Inc.	72,853
1,000		Alchip Technologies, Ltd.	139,150
1,872	[1]	Allegro MicroSystems, Inc.	89,613
71	[1]	Ambarella, Inc.	5,125
20,480		Apple, Inc.	6,390,989
2,679		Applied Materials, Inc.	1,205,711
2,000		Asia Vital Components Co. Ltd.	170,500
652		ASML Holding N.V.	1,051,735
14,597	[1]	Aurora Innovation, Inc.	107,142
760	[1]	Autodesk, Inc.	175,796
311		Bel Fuse, Inc.	85,376
772		Belden, Inc.	81,122
1,621	[1]	Blackbaud, Inc.	49,748
79,500		BOE Technology Group Co. Ltd.	59,931
7,474		Broadcom, Inc.	3,339,159
676		Capgemini SE	80,353
3,662		CDW Corp.	459,398
387	[1]	Celestica, Inc.	149,621
2,000		Chroma ATE, Inc.	161,261
1,180	[1]	Circle Internet Finance PLC	133,340
10,694		Cisco Systems, Inc.	1,287,771
1,145	[1]	Credo Technology Group Holding Ltd.	270,254
741	[1]	Crowdstrike Holdings, Inc.	541,671
76	[1]	Daily Journal Corp.	39,301
1,282	[1]	Datadog, Inc.	317,103
2,000		Delta Electronics, Inc.	153,879
353	[1]	Diebold Nixdorf, Inc.	28,642
730	[1]	Diodes, Inc.	76,884
3,639	[1]	Dynatrace Holdings LLC	154,985
1,200		Eoptolink Technology, Inc. Ltd.	125,318
266	[1]	Fabrinet	174,007
522	[1]	FormFactor, Inc.	65,036
2,107	[1]	Fortinet, Inc.	290,703
13,800		Foxconn Industrial Internet Co., Ltd.	149,719
9,337	[1]	Freshworks, Inc.	90,662
2,500		Fujitsu Ltd.	53,356
316		Hanmi Semiconductor Co. Ltd.	59,023
13,000		Hon Hai Precision Industry Co. Ltd.	120,238
1,966		IBM Corp.	585,475
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,300		Iflytek Co. Ltd.	$ 9,203
1,868		Infosys Ltd.	22,913
1,315	[1]	Intel Corp.	150,804
1,112	[1]	Itron, Inc.	91,718
1,000		Jentech Precision Industrial Co. Ltd.	112,107
1,000		King Slide Works Co. Ltd.	162,547
18,000	[1]	Kingdee International Software Group Co. Ltd.	16,717
521		KLA Corp.	1,001,211
527		Kulicke & Soffa Industries, Inc.	53,696
4,232		Lam Research Corp.	1,346,538
743	[1]	Lattice Semiconductor Corp.	109,280
2,167	[1]	LiveRamp Holdings, Inc.	81,393
40		Logitech International S.A.	4,863
525		Marvell Technology, Inc.	107,625
448	[1]	MaxLinear, Inc.	41,633
3,000		MediaTek, Inc.	407,694
1,133		Microchip Technology, Inc.	107,238
2,248		Micron Technology, Inc.	2,182,808
11,046		Microsoft Corp.	4,973,351
64		Monolithic Power Systems, Inc.	100,237
661		Motorola Solutions, Inc.	266,568
1,900		Murata Manufacturing Co. Ltd.	114,591
1,336		Napco Security Technologies, Inc.	50,140
7,439	[1]	NCR Voyix Corp.	53,486
106,384		Nokia Oyj	1,568,136
4,000		Nomura Research Institute Ltd.	127,093
3,225	[1]	Nutanix, Inc.	167,926
37,317		NVIDIA Corp.	7,879,111
1,826	[1]	Okta, Inc.	225,091
7,810		Open Text, Inc.	185,697
331	[1]	OSI Systems, Inc.	71,744
4,897	[1]	Pagerduty, Inc.	48,725
4,184	[1]	Palantir Technologies, Inc.	654,963
2,190	[1]	Palo Alto Networks, Inc.	616,901
1,800	[1]	Photronics, Inc.	58,230
1,514	[1]	Procore Technologies, Inc.	74,928
666	[1]	Qualys, Inc.	72,787
5,000		Realtek Semiconductor Corp.	92,264
4,250		Sage Group PLC/The	48,197
4,608	[1]	Samsara, Inc.	161,234
9,301		Samsung Electronics Co. Ltd.	1,959,643
600	[1]	Sanmina Corp.	155,838
2,355		SAP SE	426,068
1,057	[1]	ScanSource, Inc.	48,907
2,800		Screen Holdings Co., Ltd.	195,079
6,026	[1]	SentinelOne, Inc.	99,730
5,800		Shengyi Technology Co.,Ltd.	120,564
286	[1]	Shopify, Inc.	34,107
1,131		SK Hynix, Inc.	1,764,589
8,604	[1]	Sprinklr, Inc.	48,010
10,504	[1]	Super Micro Computer, Inc.	484,129
46,122		Taiwan Semiconductor Manufacturing Co. Ltd.	3,472,495
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,172		TD SYNNEX Corp.	$ 567,500
4,198	[1]	Tenable Holdings, Inc.	118,510
3,206	[1]	Teradata Corp.	109,164
529		Texas Instruments, Inc.	161,705
900		TIS, Inc.	19,165
1,200		Tokyo Electron Ltd.	404,279
960	[1]	TTM Technologies, Inc.	166,771
1,261	[1]	Ultra Clean Holdings, Inc.	107,904
134		Wisetech Global Ltd.	3,490
1,000		Wiwynn Corp.	173,388
1,123	[1]	Workiva, Inc.	55,903
18	[1]	Xero Ltd.	978
2,600	[1]	Xiaomi Corp.	9,284
1,000		Zhongji Innolight Co., Ltd.	171,041
1,322	[1]	Zoom Communications, Inc.	134,302
		TOTAL	55,514,758
		Materials—3.5%
14		Air Liquide S.A.	2,908
347	[1]	Alpha Metallurgical Resources, Inc.	69,043
44,236	[1,2]	Alrosa PJSC	0
1,646		Anglo American PLC	87,748
2,034		AngloGold Ashanti PLC	194,420
446		AngloGold Ashanti PLC	43,191
5,267		ArcelorMittal S.A.	366,329
15,114		Ardagh Metal Packaging	60,909
6,000		Asahi Kasei Corp.	67,255
52		Balchem Corp.	8,150
5,100		Baoshan Iron & Steel Co. Ltd.	4,544
6,869		Barrick Gold Corp.	293,464
12,956		BHP Group Ltd.	576,451
1,840		Celanese Corp.	97,759
1,545	[1]	Century Aluminum Co.	101,924
4,870		Chemours Co./The	107,919
18,877		China Hongqiao Group Ltd.	67,698
6,100		China Northern Rare Earth Group High-Tech Co. Ltd.	43,837
43,500		CMOC Group Ltd.	118,752
520		Coeur Mining, Inc.	10,046
3,137	[1]	Compass Minerals International, Inc.	100,133
3,108	[1]	Constellium SE	106,480
203		DSM-Firmenich AG	17,082
1,478		Eastman Chemical Co.	112,136
4,049		Element Solutions, Inc.	171,799
2,626		Empresas CMPC S.A.	3,145
3,246		Endeavour Mining PLC	199,883
6,619		Eregli Demir Ve Celik Fabrikalari T.A.S.	5,679
22,569		Evolution Mining Ltd.	200,352
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
45,565		Glencore PLC	346,879
3,968		Gold Fields Ltd.	155,891
21		Greif, Inc.	1,686
116		Greif, Inc., Class A	7,346
6,025		Hecla Mining Co.	107,064
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
598		Heidelberg Materials AG	$ 133,095
1,700		Holcim AG	168,450
2,595	[1]	Ingevity Corp.	175,993
866		Kaiser Aluminum Corp.	157,647
4,372		Kinross Gold Corp.	132,811
34,175		Klabin S.A.	112,933
3,004		Koppers Holdings, Inc.	122,563
2,622		Lundin Mining Corp.	78,319
847		Materion Corp.	186,374
6,380		Mativ Holdings, Inc.	56,654
5,949		Newmont Corp.	653,260
11,300		Ningxia Baofeng Energy Group C	40,199
10,000		Nitto Denko Corp.	187,505
10,098		Norsk Hydro ASA	123,393
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	0
2,454		Nucor Corp.	613,500
22,722		Nuevo Grupo Mexico S.A., Class B	280,850
2,989		Nutrien Ltd.	204,687
5,611	[1]	O-I Glass, Inc.	49,096
3,211	[1]	Perimeter Solutions, Inc.	103,651
36,200	[1,2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
170		Posco	47,829
575	[1,2]	Resolute Forest Products, Inc., Rights	816
1,437		Rio Tinto PLC	154,090
66,277	[1,2]	Rusal	0
3,189		Saudi Arabian Fertilizers Co.	118,068
3,401	[1,2]	Severstal PJSC	0
332		Sociedad Quimica Y Minera de Chile S.A., Class B	28,424
4	[1,2]	Solidcore Resources PLC	0
2,979		Southern Copper Corp.	569,978
2,240		Steel Dynamics, Inc.	582,736
14,978		Stora Enso Oyj, Class R	175,370
103		Syensqo S.A.	8,067
1,714		Teck Resources Ltd., Class B	113,670
19,789		UPM - Kymmene Oyj	577,715
2,641	[1]	USA Rare Earth, Inc.	73,974
621		Vale S.A.	10,195
954		Valterra Platinum Ltd.	78,811
15,263	[1,2]	Vedanta Aluminium Metal Ltd.	19,327
15,263	[1,2]	Vedanta Iron and Steel Ltd.	19,327
38,922		Vedanta Ltd.	144,297
1,257		Warrior Met Coal, Inc.	118,837
233		Yara International ASA	12,669
		TOTAL	10,293,082
		Real Estate—2.2%
2,286		American Healthcare REIT, Inc.	111,763
12,879		Apple Hospitality REIT, Inc.	189,192
12,500		Ayala Land, Inc.	2,955
2,876		CareTrust REIT, Inc.	117,398
258		CBL & Associates Properties, Inc.	12,407
2,383		Chatham Lodging Trust	25,856
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
13,800		China Resources Mixc Lifestyle Services Ltd.	$ 73,473
6,000		CK Asset Holdings Ltd.	36,368
11,143	[1]	Compass, Inc.	91,707
5,823		Crown Castle, Inc.	532,804
16	[1]	Cushman & Wakefield Ltd.	199
6,400		Daito Trust Construction Co. Ltd.	127,324
15,179		DiamondRock Hospitality Co.	166,817
13,991		DLF Ltd.	87,981
30,578		Emaar Development PJSC	118,986
71,780		Fibra Uno Administracion S.A.	124,001
252		Goodman Group	5,744
61,026		Host Hotels & Resorts, Inc.	1,402,377
1,500		KE Holdings, Inc.	8,248
3,745		Kite Realty Group Trust	102,688
564		Klepierre S.A.	22,998
69		Land Securities Group PLC	584
3,131		Outfront Media, Inc.	100,943
16,093		Park Hotels & Resorts, Inc.	195,208
10,715		Pebblebrook Hotel Trust	163,404
1,786		Plaza S.A.	7,786
2,996		ProLogis, Inc.	429,836
2,772	[1]	Real Brokerage, Inc./The	4,990
1		Realty Income Corp.	61
14,031		RLJ Lodging Trust	136,522
4,717		Ryman Hospitality Properties, Inc.	543,068
2,220		Sabra Health Care REIT, Inc.	44,156
28,865		Scentre Group	79,372
777		Segro PLC	7,554
19,300		SM Prime Holdings, Inc.	5,762
1,163		St. Joe Co.	74,002
5,014		Summit Hotel Properties, Inc.	28,931
17,952		Sunstone Hotel Investors, Inc.	194,241
14		Swiss Prime Site AG	2,348
1,056		Tanger, Inc.	38,090
575		Terreno Realty Corp.	37,772
31	[1]	Unibail-Rodamco-Westfield	3,590
11,966		VICI Properties, Inc.	337,681
716		Vonovia SE	17,889
6,802		WP Carey, Inc.	506,205
9,968		Xenia Hotels & Resorts, Inc.	173,144
		TOTAL	6,494,425
		Utilities—1.4%
428		Acciona S.A.	122,572
2,422		AES Corp.	35,531
2,481		APA Group	17,971
1,002		Avista Corp.	41,553
2,145		Brookfield Renewable Corp.	86,024
170		California Water Service Group	7,667
589		Canadian Utilities Ltd., Class A	21,191
66,730		Centrica PLC	168,510
259		CEZ A.S.	15,625
7,800		China Yangtze Power Co. Ltd.	31,977
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
1,236		Contact Energy Ltd.	$ 7,063
6,884		Dominion Energy, Inc.	460,815
5,602		E.ON SE	118,904
7,361		Edison International	514,828
446		EDP Renewables S.A.	7,371
4,443		EDP, S.A.	22,581
62		Elia System Operator S.A./NV	9,641
63,559		Enel Chile S.A.	5,520
2,253		Enel SpA	25,215
4,158		Engie S.A.	128,322
1,648		Entergy Corp.	179,714
11,510		Exelon Corp.	525,316
20,307		Fortum Oyj	474,947
68,000		Guangdong Invest	72,456
1,710		Iberdrola, S.A.	38,815
1,181,504	[1,2]	Inter RAO UES PJSC	0
728		Korea Electric Power Corp.	18,810
15,263	[1,2]	Malco Energy Ltd.	19,328
550		Manila Electric Co.	5,093
1,849		Meridian Energy Ltd.	6,497
1,827		National Grid-SP PLC	29,567
1,702		New Jersey Resources Corp.	94,036
3,330		NRG Energy, Inc.	446,486
1,001		Otter Tail Corp.	86,747
465		Public Power Corp. S.A.	11,689
1		Public Service Enterprises Group, Inc.	79
333		RWE AG	21,190
1,106		Southwest Gas Holdings, Inc.	95,348
1,024		Spire, Inc.	84,234
2,100		Tokyo Gas Co. Ltd.	84,001
96		Verbund AG	6,445
		TOTAL	4,149,679
		TOTAL COMMON STOCKS (IDENTIFIED COST $129,651,881)	192,394,124
		FOREIGN GOVERNMENTS/AGENCIES—7.6%
		Sovereign—7.6%
AUD 65,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	45,518
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	266,955
EUR 600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	623,174
400,000		BONOS Y OBLIG DEL ESTADO - Old, Sr. Unsecd. Note, 3.000%, 1/31/2033	466,058
CAD 200,000		Canada, Government of, 4.000%, 6/1/2041	151,664
550,000		Canada, Government of, 5.750%, 6/1/2033	461,040
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	528,919
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	143,767
EUR 320,000		France, Government of, 5.750%, 10/25/2032	429,198
150,000		France, Government of, Bond, 4.500%, 4/25/2041	186,094
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	344,588
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	423,063
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	275,904
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	119,785
900,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	1,036,342
840,000		Germany, Government of, 0.250%, 2/15/2027	965,353
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 750,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	$ 997,044
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	513,426
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	517,016
600,000		Germany, Government of, Unsecd. Note, Series TWIN, 2.500%, 2/15/2035	680,238
760,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	819,387
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	731,265
640,000		Italy, Government of, Sr. Unsecd. Note, 5.000%, 8/1/2039	833,225
225,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	262,440
308,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	312,066
JPY 120,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	291,808
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	431,626
170,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	611,120
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	568,645
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	235,916
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	439,493
125,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	707,492
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	367,132
MXN 7,500,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	414,823
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,775
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	423,605
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	63,031
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	97,884
200,000		Spain, Government of, 4.200%, 1/31/2037	249,548
250,000		Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	211,421
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	693,543
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	724,359
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	100,569
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	643,103
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	347,123
630,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	800,817
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	408,375
525,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	701,511
EUR 400,000		United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	462,841
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,905,759)	22,161,089
		CORPORATE BONDS—5.1%
		Basic Industry - Metals & Mining—0.1%
$ 200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.250%, 3/19/2036	198,065
80,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	80,122
		TOTAL	278,187
		Capital Goods - Aerospace & Defense—0.1%
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	268,087
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.647% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,536
		TOTAL	349,623
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	120,344
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	91,059
		TOTAL	211,403
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	278,312
125,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	122,677
		TOTAL	400,989
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.1%
$ 75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 72,778
200,000	Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	204,379
	TOTAL	277,157
	Capital Goods - Environmental—0.0%
105,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	107,133
	Communications - Cable & Satellite—0.0%
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	29,994
	Communications - Media & Entertainment—0.1%
70,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	54,004
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	133,526
	TOTAL	187,530
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	332,659
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	148,333
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	238,167
	TOTAL	386,500
	Consumer Cyclical - Automotive—0.4%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	204,682
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	69,808
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	212,898
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	150,140
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	130,718
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	198,340
125,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	127,638
	TOTAL	1,094,224
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	560,614
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	224,269
	TOTAL	784,883
	Consumer Cyclical - Services—0.1%
150,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	148,465
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	204,218
	TOTAL	352,683
	Consumer Non-Cyclical - Health Care—0.2%
200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	195,006
8,425	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	8,408
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	111,914
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	255,430
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	19,457
	TOTAL	590,215
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
200,000	Eli Lilly & Co., Sr. Unsecd. Note, 5.600%, 5/20/2056	200,746
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	383,616
	TOTAL	584,362
	Consumer Non-Cyclical - Products—0.1%
150,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	150,133
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	472,698
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	197,093
	TOTAL	669,791
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.0%
$ 85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 94,384
	Energy - Integrated—0.0%
35,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	36,941
	Energy - Midstream—0.4%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	120,785
150,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	151,160
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,912
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,620
175,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	178,963
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	255,655
135,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	135,293
	TOTAL	988,388
	Energy - Refining—0.1%
150,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	148,572
	Financial Institution - Banking—0.6%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	93,300
110,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	109,536
65,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	64,578
40,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	40,670
115,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	104,343
175,000	FNB Corp. (PA), 5.722%, 12/11/2030	176,350
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,532
60,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	59,888
70,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	60,948
95,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	97,530
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	204,636
85,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,250
105,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	103,820
250,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	260,975
300,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	264,196
	TOTAL	1,834,552
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	98,906
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	224,070
150,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	148,651
	TOTAL	372,721
	Financial Institution - Insurance - Life—0.1%
160,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	163,146
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,959
	TOTAL	176,105
	Financial Institution - Insurance - P&C—0.0%
75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	57,541
	Financial Institution - REIT - Apartment—0.1%
125,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	124,791
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	65,468
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	139,474
	TOTAL	329,733
	Financial Institution - REIT - Healthcare—0.1%
150,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	150,831
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	51,071
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—0.1%
$ 150,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	$ 152,425
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	94,625
	Technology—0.5%
85,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	85,103
45,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	33,668
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	247,840
19,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	19,019
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	238,729
85,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	82,958
95,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	95,820
125,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	126,004
95,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	76,216
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	520,064
	TOTAL	1,525,421
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	182,929
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	153,788
	TOTAL	336,717
	Utility - Electric—0.5%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	96,077
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	181,827
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	275,111
30,000	Emera US Finance LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	29,871
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	161,246
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	153,458
250,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.200%, 4/1/2036	247,014
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	146,925
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	101,435
	TOTAL	1,392,964
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	154,019
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	107,213
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,344,023)	14,890,595
	U.S. TREASURIES—1.6%
	U.S. Treasury Bond—0.4%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	190,418
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,250
25,000	United States Treasury Bond, 3.250%, 5/15/2042	20,493
125,000	United States Treasury Bond, 4.250%, 2/15/2054	110,710
150,000	United States Treasury Bond, 4.250%, 8/15/2054	132,893
420,000	United States Treasury Bond, 4.500%, 11/15/2054	387,966
235,000	United States Treasury Bond, 4.625%, 2/15/2055	221,647
	TOTAL	1,066,377
	U.S. Treasury Note—1.2%
300,000	United States Treasury Note, 3.500%, 3/15/2029	295,762
150,000	United States Treasury Note, 3.625%, 9/30/2030	147,087
400,000	United States Treasury Note, 3.750%, 4/30/2027	399,547
100,000	United States Treasury Note, 3.875%, 6/15/2028	99,742
125,000	United States Treasury Note, 3.875%, 7/31/2030	123,875
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 500,000		United States Treasury Note, 4.125%, 2/28/2027	$ 500,996
50,000		United States Treasury Note, 4.125%, 10/31/2031	49,871
300,000		United States Treasury Note, 4.125%, 2/29/2032	298,837
85,000		United States Treasury Note, 4.125%, 3/31/2032	84,648
735,000		United States Treasury Note, 4.250%, 11/15/2034	728,639
175,000		United States Treasury Note, 4.375%, 5/15/2034	175,401
200,000		United States Treasury Note, 4.375%, 5/15/2036	199,000
455,000		United States Treasury Note, 4.625%, 2/15/2035	462,891
		TOTAL	3,566,296
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,789,373)	4,632,673
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.6%
200,000		AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	199,356
146,334		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	147,101
200,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	204,612
100,000		Ford Credit Floorplan Master Owner Trust 2026-2, Class A, 4.600%, 5/15/2033	100,125
200,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	199,550
91,640		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	92,204
74,299		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	74,887
197,499		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	198,563
86,387		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	87,080
175,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	178,281
134,384		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	134,409
150,000		Wheels Fleet Lease Funding LLC 2026-1, Class A3, 4.390%, 4/18/2039	149,577
100,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	100,074
		TOTAL	1,865,819
		Credit Card—0.2%
500,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	490,969
		Equipment Lease—0.3%
175,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	174,495
170,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	172,388
175,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	175,771
160,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	160,512
200,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	201,588
		TOTAL	884,754
		Other—0.1%
125,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	125,446
100,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	99,980
200,000		PFS Financing Corp. 2026-D, Class A, 4.600%, 5/15/2031	201,553
		TOTAL	426,979
		Student Loans—0.1%
35,409		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	32,365
142,977		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	128,843
		TOTAL	161,208
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,838,154)	3,829,729
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Federal Home Loan Mortgage Corporation—0.4%
155,992	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.762% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	157,611
169,648	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 4.812% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	170,766
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 134,973	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 4.612% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	$ 134,773
159,783	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.762% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	160,428
321,683	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.662% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	323,673
175,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series KF172, Class AS, 4.209% (30-DAY AVERAGE SOFR +0.560%), 4/25/2036	174,788
		TOTAL	1,122,039
		Federal National Mortgage Association—0.2%
307,070	[3]	Federal National Mortgage Association REMIC, Series 2024-75, Class FC, 4.562% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	309,064
165,140	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.812% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	166,739
162,111	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.712% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	163,306
		TOTAL	639,109
		Government National Mortgage Association—0.4%
245,422	[3]	Government National Mortgage Association REMIC, Series 2023, Class DF, 4.605% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	247,536
290,839	[3]	Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.525% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	292,633
338,934	[3]	Government National Mortgage Association REMIC, Series 2024-71, Class AF, 4.625% (30-DAY AVERAGE SOFR +1.000%), 4/20/2054	338,934
455,795	[3]	Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.625% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	460,865
		TOTAL	1,339,968
		Non-Agency Mortgage—0.1%
278,822		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	249,284
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,336,895)	3,350,400
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—0.6%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	129,596
188,884		Bank 2024-BNK48 A4, Class A4, 4.775%, 10/15/2057	187,453
125,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	126,334
200,000		Benchmark Mortgage Trust 2026, Class A2, 4.984%, 5/15/2059	201,001
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	154,513
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,378
150,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	151,270
175,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	173,808
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.220% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,187
150,000	[3]	ORL Trust 2024-GLKS, Class A, 5.119% (CME Term SOFR 1 Month +1.492%), 12/15/2039	150,281
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	152,305
		TOTAL	1,778,126
		Federal Home Loan Mortgage Corporation—0.3%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	254,274
493,383		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	490,749
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	203,837
		TOTAL	948,860
		Financial Institution - Banking—0.1%
100,000		BANK5 2026-5YR20, Class A2, 4.619%, 2/15/2057	99,457
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,843,118)	2,826,443
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 108		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	$ 114
107		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	110
177		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	183
405		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	416
517		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	538
		TOTAL	1,361
		Federal National Mortgage Association—0.0%
132		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	137
650		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	657
718		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	740
22		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	22
103		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	105
1,284		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,318
496		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	509
315		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	322
1,061		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,067
		TOTAL	4,877
		Government National Mortgage Association—0.0%
897		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	928
663		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	685
1,828		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	1,903
2,778		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,892
121		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	122
53		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	54
21		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	22
441		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	447
281		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	293
15		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	15
		TOTAL	7,361
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,308)	13,599
		PURCHASED CALL OPTION—0.0%
1,000,000		Morgan Stanley EUR CALL/USD PUT, Exercise Price $1.17, Notional Amount $1,170,000, Expiration Date 6/11/2026 (IDENTIFIED COST $4,728)	1
		PURCHASED PUT OPTION—0.0%
1,000,000		Bank of America USD PUT/JPY CALL, Exercise Price $159.31, Notional Amount $159,310,000, Expiration Date 6/2/2026 (IDENTIFIED COST $4,890)	814
		INVESTMENT COMPANIES—15.3%
17,063		Bank Loan Core Fund	143,499
2,648,082		Emerging Markets Core Fund	24,124,023
3,017,261		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[4]	3,017,261
302,421	[5]	High Yield Bond Core Fund	1,714,727
1,340,885		Mortgage Core Fund	11,250,026
506,086		Project and Trade Finance Core Fund	4,529,467
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,942,689)	44,779,003
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $225,674,818)[6]	288,878,470
		OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	3,111,539
		NET ASSETS—100%	$291,990,009
Semi-Annual Financial Statements and Additional Information

At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	$147,538	June 2026	$(1,880)
GILT Long Futures	3	$358,518	September 2026	$976
JPN 10-Year Bond Long Futures	2	$1,618,560	June 2026	$(36,484)
United States Treasury Notes 2-Year Long Futures	30	$6,196,875	September 2026	$5,120
United States Treasury Notes 5-Year Long Futures	21	$2,251,430	September 2026	$4,790
United States Treasury Notes 10-Year Ultra Long Futures	14	$1,569,094	September 2026	$5,909
United States Treasury Ultra Bond Long Futures	17	$1,944,906	September 2026	$11,029
Short Futures:
United States Treasury Notes 10-Year Short Futures	2	$219,656	September 2026	$(411)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,951)
At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2026	Morgan Stanley Capital	63,810	AUD	$44,739	$1,122
6/4/2026	Credit Agricole CIB	96,348	AUD	$69,064	$184
6/4/2026	Bank Of America, N.A.	97,161	AUD	$69,050	$781
6/4/2026	State Street Bank & Trust Co.	216,881	CAD	$158,920	$(1,586)
6/4/2026	Morgan Stanley Capital	217,721	CAD	$158,542	$(599)
6/4/2026	Morgan Stanley Capital	141,212	CAD	$104,075	$(1,634)
6/4/2026	Morgan Stanley Capital	56,484	CHF	$72,608	$(228)
6/4/2026	Bank Of America, N.A.	56,513	CHF	$72,112	$305
6/4/2026	Bank Of America, N.A.	36,507	CHF	$47,292	$(511)
6/4/2026	Morgan Stanley Capital	248,594	EUR	$289,059	$927
6/4/2026	Bank Of America, N.A.	386,661	EUR	$448,054	$2,989
6/4/2026	Bank Of America, N.A.	383,110	EUR	$446,648	$253
6/4/2026	Morgan Stanley Capital	74,316	GBP	$99,308	$774
6/4/2026	The Bank Of New York Mellon	114,226	GBP	$152,633	$1,194
6/4/2026	The Bank Of New York Mellon	113,970	GBP	$152,629	$853
6/4/2026	Morgan Stanley Capital	30,897,936	JPY	$195,685	$(1,649)
6/4/2026	The Bank Of New York Mellon	30,859,056	JPY	$194,560	$(769)
6/4/2026	JPMorgan Chase Bank, N.A.	19,948,024	JPY	$127,380	$(2,109)
6/4/2026	Bank Of America, N.A.	2,338,497	MXN	$131,494	$3,367
6/4/2026	Morgan Stanley Capital	2,290,129	MXN	$132,222	$(150)
6/4/2026	Standard Chartered Bank	1,499,143	MXN	$83,596	$2,860
7/13/2026	State Street Bank & Trust Co.	70,000	AUD	38,266 CHF	$435
7/13/2026	BNP Paribas	113,000	BRL	$21,991	$190
7/13/2026	Barclays Bank PLC	40,000,000	CLP	$45,031	$(77)
7/13/2026	Bank Of America, N.A.	17,754,000	CLP	$20,000	$(47)
7/13/2026	Bank Of America, N.A.	45,724,000	CLP	$50,000	$1,387
7/13/2026	Wells Fargo Bank N.A.	20,000,000	CLP	$22,057	$420
7/13/2026	Bank Of America, N.A.	353,790	MXN	$20,000	$336
7/13/2026	Standard Chartered Bank	697,181	MXN	$40,000	$74
7/13/2026	Bank Of America, N.A.	326,380	ZAR	$20,000	$61
7/13/2026	Goldman Sachs Bank	661,997	ZAR	$40,000	$689
8/4/2026	Citibank N.A.	300,000	AUD	168,376 CHF	$(2,250)
8/4/2026	State Street Bank & Trust Co.	700,000	AUD	379,591 CHF	$17,885
8/4/2026	BNP Paribas	325,000	AUD	182,431 CHF	$(2,437)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/4/2026	Morgan Stanley Capital	300,000	AUD	167,110 CHF	$(1,170)
8/4/2026	Citibank N.A.	965,209	CAD	600,000 EUR	$1,895
8/4/2026	State Street Bank & Trust Co.	1,283,848	CAD	800,000 EUR	$(5,244)
8/4/2026	Credit Agricole CIB	180,458	CHF	325,000 AUD	$3,489
8/4/2026	Credit Agricole CIB	166,577	CHF	300,000 AUD	$3,221
8/4/2026	Credit Agricole CIB	166,577	CHF	300,000 AUD	$3,221
8/4/2026	Credit Agricole CIB	388,679	CHF	700,000 AUD	$7,516
8/4/2026	Goldman Sachs Bank	209,464,636	CLP	200,000 EUR	$(111)
8/4/2026	UBS AG	289,219,680	CLP	$315,456	$9,616
8/4/2026	Barclays Bank PLC	850,000,000	COP	$227,793	$(691)
8/4/2026	Morgan Stanley Capital	400,000	EUR	152,360,700 HUF	$1,041
8/4/2026	Wells Fargo Bank N.A.	400,000	EUR	73,146,424 JPY	$(2,099)
8/4/2026	Morgan Stanley Capital	400,000	EUR	639,970 CAD	$(2,099)
8/4/2026	Citibank N.A.	400,000	EUR	642,215 CAD	$(1,579)
8/4/2026	Credit Agricole CIB	155,232,320	HUF	400,000 EUR	$40,747
8/4/2026	Morgan Stanley Capital	624,603,768	JPY	$3,975,268	$(33,371)
8/4/2026	Barclays Bank PLC	73,343,956	JPY	400,000 EUR	$1,332
8/4/2026	Morgan Stanley Capital	4,114,663	MXN	200,000 EUR	$(1,152)
8/4/2026	Wells Fargo Bank N.A.	12,241,112	MXN	$700,000	$2,335
8/19/2026	Morgan Stanley Capital	1,038,820	EGP	$19,131	$256
8/19/2026	Standard Chartered Bank	1,920,000	EGP	$38,262	$(2,431)
Contracts Sold:
6/4/2026	Morgan Stanley Capital	34,333	AUD	$23,540	$(1,136)
6/4/2026	Morgan Stanley Capital	96,348	AUD	$69,063	$(185)
6/4/2026	Citibank N.A.	63,809	AUD	$44,992	$(870)
6/4/2026	Bank Of America, N.A.	62,827	AUD	$43,660	$(1,495)
6/4/2026	Morgan Stanley Capital	217,721	CAD	$157,972	$29
6/4/2026	Bank Of America, N.A.	78,661	CAD	$56,655	$(409)
6/4/2026	Bank Of America, N.A.	138,220	CAD	$100,513	$243
6/4/2026	Citibank N.A.	141,212	CAD	$103,598	$1,158
6/4/2026	Bank Of America, N.A.	36,507	CHF	$47,388	$607
6/4/2026	Bank Of America, N.A.	56,513	CHF	$71,568	$(848)
6/4/2026	Morgan Stanley Capital	18,788	CHF	$23,644	$(431)
6/4/2026	Bank Of America, N.A.	37,696	CHF	$48,077	$(228)
6/4/2026	Bank Of America, N.A.	251,309	EUR	$292,178	$(976)
6/4/2026	JPMorgan Chase Bank, N.A.	383,110	EUR	$443,814	$(3,087)
6/4/2026	JPMorgan Chase Bank, N.A.	135,352	EUR	$155,870	$(2,019)
6/4/2026	Bank Of America, N.A.	248,594	EUR	$292,079	$2,093
6/4/2026	Morgan Stanley Capital	75,393	GBP	$100,951	$(580)
6/4/2026	State Street Bank & Trust Co.	38,833	GBP	$51,372	$(925)
6/4/2026	JPMorgan Chase Bank, N.A.	113,970	GBP	$152,640	$(842)
6/4/2026	Morgan Stanley Capital	74,316	GBP	$99,443	$(638)
6/4/2026	JPMorgan Chase Bank, N.A.	30,859,056	JPY	$193,839	$47
6/4/2026	Bank Of America, N.A.	20,356,021	JPY	$128,744	$911
6/4/2026	Morgan Stanley Capital	10,541,915	JPY	$66,467	$265
6/4/2026	Bank Of America, N.A.	19,948,024	JPY	$127,673	$2,401
6/4/2026	Morgan Stanley Capital	1,499,143	MXN	$85,622	$(833)
6/4/2026	Bank Of America, N.A.	1,549,367	MXN	$86,588	$(2,765)
6/4/2026	State Street Bank & Trust Co.	2,290,129	MXN	$131,657	$(415)
6/4/2026	Morgan Stanley Capital	789,130	MXN	$43,426	$(2,083)
7/13/2026	State Street Bank & Trust Co.	38,266	CHF	70,000 AUD	$596
7/13/2026	Bank Of America, N.A.	22,187,500	CLP	$24,882	$(54)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/13/2026	Barclays Bank PLC	41,290,500	CLP	$46,481	$77
7/13/2026	State Street Bank & Trust Co.	349,642	MXN	$20,000	$(98)
7/13/2026	Barclays Bank PLC	328,858	ZAR	$20,000	$(213)
8/4/2026	Credit Agricole CIB	300,000	AUD	166,576 CHF	$(3,722)
8/4/2026	Credit Agricole CIB	325,000	AUD	180,458 CHF	$(4,032)
8/4/2026	Credit Agricole CIB	700,000	AUD	388,678 CHF	$(8,684)
8/4/2026	Credit Agricole CIB	300,000	AUD	166,576 CHF	$(3,722)
8/4/2026	Citibank N.A.	642,215	CAD	400,000 EUR	$2,290
8/4/2026	Morgan Stanley Capital	639,970	CAD	400,000 EUR	$4,443
8/4/2026	BNP Paribas	182,431	CHF	325,000 AUD	$435
8/4/2026	State Street Bank & Trust Co.	195,694	CHF	$250,000	$(2,411)
8/4/2026	State Street Bank & Trust Co.	379,591	CHF	700,000 AUD	$(4,995)
8/4/2026	Morgan Stanley Capital	167,110	CHF	300,000 AUD	$983
8/4/2026	Citibank N.A.	168,376	CHF	300,000 AUD	$430
8/4/2026	Standard Chartered Bank	289,219,680	CLP	$325,054	$(18)
8/4/2026	Bank Of America, N.A.	850,000,000	COP	$224,097	$(3,005)
8/4/2026	Barclays Bank PLC	400,000	EUR	73,343,956 JPY	$(6,257)
8/4/2026	Goldman Sachs Bank	200,000	EUR	209,464,636 CLP	$1,641
8/4/2026	Citibank N.A.	600,000	EUR	965,209 CAD	$(1,590)
8/4/2026	Standard Chartered Bank	400,000	EUR	$467,315	$(486)
8/4/2026	JPMorgan Chase Bank, N.A.	891,000	EUR	$1,039,934	$(2,094)
8/4/2026	State Street Bank & Trust Co.	800,000	EUR	1,283,848 CAD	$3,397
8/4/2026	Morgan Stanley Capital	200,000	EUR	4,114,663 MXN	$3,331
8/4/2026	Credit Agricole CIB	400,000	EUR	155,232,320 HUF	$1,572
8/4/2026	Morgan Stanley Capital	152,360,700	HUF	400,000 EUR	$(33,924)
8/4/2026	State Street Bank & Trust Co.	110,443,130	JPY	$700,000	$2,989
8/4/2026	Wells Fargo Bank N.A.	73,146,424	JPY	400,000 EUR	$8,270
8/4/2026	State Street Bank & Trust Co.	18,945,427	MXN	$1,050,000	$(36,996)
8/4/2026	State Street Bank & Trust Co.	92,286	PLN	$25,000	$(443)
8/4/2026	Morgan Stanley Capital	6,387,380	SEK	$700,000	$5,938
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(41,601)
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.50%	$1,250,000	$28,000	$51,478	$(23,478)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and the value of Swaps Contract is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2026	Shares Held as of 5/31/2026	Dividend Income
Bank Loan Core Fund	$465,753	$88,504	$(400,000)	$(929)	$(9,829)	$143,499	17,063	$13,520
Emerging Markets Core Fund	$24,504,516	$1,638,025	$(2,100,000)	$79,493	$1,989	$24,124,023	2,648,082	$1,037,530
Federated Hermes Government Obligations Fund, Premier Shares	$4,328,999	$48,862,902	$(50,174,640)	$—	$—	$3,017,261	3,017,261	$106,292
High Yield Bond Core Fund	$1,676,529	$52,986	$—	$(14,788)	$—	$1,714,727	302,421	$52,969
Mortgage Core Fund	$11,574,199	$286,876	$(450,000)	$(153,765)	$(7,284)	$11,250,026	1,340,885	$286,777
Project and Trade Finance Core Fund	$3,880,664	$642,982	$—	$5,821	$—	$4,529,467	506,086	$142,936
TOTAL OF AFFILIATED TRANSACTIONS	$46,430,660	$51,572,275	$(53,124,640)	$(84,168)	$(15,124)	$44,779,003	7,831,798	$1,640,024

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$122,719,044	$2,799,604	$1,341	$125,519,989
International	8,377,387	58,418,834	77,914	66,874,135
Debt Securities:
Foreign Governments/Agencies	—	22,161,089	—	22,161,089
Corporate Bonds	—	14,890,595	—	14,890,595
U.S. Treasuries	—	4,632,673	—	4,632,673
Asset-Backed Securities	—	3,829,729	—	3,829,729
Collateralized Mortgage Obligations	—	3,350,400	—	3,350,400
Commercial Mortgage-Backed Securities	—	2,826,443	—	2,826,443
Mortgage-Backed Securities	—	13,599	—	13,599
Purchased Call Option	—	1	—	1
Purchased Put Option	—	814	—	814
Investment Companies	40,249,536	—	—	40,249,536
Other Investments[1]	—	—	—	4,529,467
TOTAL SECURITIES	$171,345,967	$112,923,781	$79,255	$288,878,470
Other Financial Instruments:
Assets
Futures Contracts	$27,824	$—	$—	$27,824
Foreign Exchange Contracts	—	155,901	—	155,901
Swap Contracts	—	28,000	—	28,000
Liabilities
Futures Contracts	(38,775)	—	—	(38,775)
Foreign Exchange Contracts	—	(197,502)	—	(197,502)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,951)	$(13,601)	$—	$(24,552)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,529,467 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.98	$20.87	$18.08	$17.75	$23.08	$21.46
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.41	0.36	0.38	0.31	0.28
Net realized and unrealized gain (loss)	1.57	2.15	2.79	0.25	(2.45)	1.87
Total From Investment Operations	1.79	2.56	3.15	0.63	(2.14)	2.15
Less Distributions:
Distributions from net investment income	(0.28)	(0.45)	(0.36)	(0.30)	(0.30)	(0.29)
Distributions from net realized gain	(0.91)	—	—	—	(2.89)	(0.24)
Total Distributions	(1.19)	(0.45)	(0.36)	(0.30)	(3.19)	(0.53)
Net Asset Value, End of Period	$23.58	$22.98	$20.87	$18.08	$17.75	$23.08
Total Return[2]	8.19%	12.48%	17.60%	3.61%	(11.01)%	10.09%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.98%[4]	1.93%	1.85%	2.14%	1.66%	1.24%
Expense waiver/reimbursement[5]	0.26%[4]	0.28%	0.28%	0.29%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,987	$145,404	$144,738	$135,780	$143,502	$183,613
Portfolio turnover[6]	56%	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.12	$20.10	$17.43	$17.12	$22.35	$20.80
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.23	0.20	0.23	0.16	0.10
Net realized and unrealized gain (loss)	1.50	2.08	2.69	0.24	(2.35)	1.80
Total From Investment Operations	1.63	2.31	2.89	0.47	(2.19)	1.90
Less Distributions:
Distributions from net investment income	(0.20)	(0.29)	(0.22)	(0.16)	(0.15)	(0.11)
Distributions from net realized gain	(0.91)	—	—	—	(2.89)	(0.24)
Total Distributions	(1.11)	(0.29)	(0.22)	(0.16)	(3.04)	(0.35)
Net Asset Value, End of Period	$22.64	$22.12	$20.10	$17.43	$17.12	$22.35
Total Return[2]	7.72%	11.63%	16.66%	2.81%	(11.66)%	9.20%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment income	1.19%[4]	1.15%	1.07%	1.35%	0.87%	0.45%
Expense waiver/reimbursement[5]	0.24%[4]	0.26%	0.26%	0.27%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,872	$34,651	$34,702	$33,078	$38,482	$52,288
Portfolio turnover[6]	56%	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.76	$20.67	$17.92	$17.59	$22.89	$21.30
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.32	0.28	0.30	0.23	0.18
Net realized and unrealized gain (loss)	1.56	2.13	2.75	0.25	(2.42)	1.84
Total From Investment Operations	1.73	2.45	3.03	0.55	(2.19)	2.02
Less Distributions:
Distributions from net investment income	(0.24)	(0.36)	(0.28)	(0.22)	(0.22)	(0.19)
Distributions from net realized gain	(0.91)	—	—	—	(2.89)	(0.24)
Total Distributions	(1.15)	(0.36)	(0.28)	(0.22)	(3.11)	(0.43)
Net Asset Value, End of Period	$23.34	$22.76	$20.67	$17.92	$17.59	$22.89
Total Return[2]	7.95%	12.02%	17.06%	3.20%	(11.37)%	9.55%
Ratios to Average Net Assets:
Net expenses[3]	1.57%[4]	1.57%	1.57%	1.57%	1.57%	1.57%
Net investment income	1.55%[4]	1.50%	1.42%	1.71%	1.24%	0.81%
Expense waiver/reimbursement[5]	0.24%[4]	0.27%	0.27%	0.27%	0.24%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,000	$44,032	$42,005	$38,237	$36,898	$45,723
Portfolio turnover[6]	56%	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.16	$21.03	$18.22	$17.89	$23.23	$21.60
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.47	0.42	0.43	0.37	0.35
Net realized and unrealized gain (loss)	1.58	2.17	2.81	0.25	(2.46)	1.87
Total From Investment Operations	1.84	2.64	3.23	0.68	(2.09)	2.22
Less Distributions:
Distributions from net investment income	(0.32)	(0.51)	(0.42)	(0.35)	(0.36)	(0.35)
Distributions from net realized gain	(0.91)	—	—	—	(2.89)	(0.24)
Total Distributions	(1.23)	(0.51)	(0.42)	(0.35)	(3.25)	(0.59)
Net Asset Value, End of Period	$23.77	$23.16	$21.03	$18.22	$17.89	$23.23
Total Return[2]	8.33%	12.81%	17.91%	3.90%	(10.72)%	10.39%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.27%[4]	2.22%	2.14%	2.42%	1.93%	1.52%
Expense waiver/reimbursement[5]	0.30%[4]	0.32%	0.31%	0.31%	0.26%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,158	$57,208	$58,183	$62,136	$87,202	$130,562
Portfolio turnover[6]	56%	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.00	$20.88	$18.09	$17.76	$23.08	$21.47
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.48	0.42	0.43	0.37	0.35
Net realized and unrealized gain (loss)	1.56	2.15	2.79	0.25	(2.44)	1.86
Total From Investment Operations	1.82	2.63	3.21	0.68	(2.07)	2.21
Less Distributions:
Distributions from net investment income	(0.32)	(0.51)	(0.42)	(0.35)	(0.36)	(0.36)
Distributions from net realized gain	(0.91)	—	—	—	(2.89)	(0.24)
Total Distributions	(1.23)	(0.51)	(0.42)	(0.35)	(3.25)	(0.60)
Net Asset Value, End of Period	$23.59	$23.00	$20.88	$18.09	$17.76	$23.08
Total Return[2]	8.32%	12.86%	17.95%	3.92%	(10.67)%	10.41%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	2.29%[4]	2.24%	2.18%	2.45%	2.03%	1.54%
Expense waiver/reimbursement[5]	0.24%[4]	0.26%	0.26%	0.27%	0.21%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,972	$4,272	$2,999	$6,236	$6,399	$4,866
Portfolio turnover[6]	56%	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $44,779,003 of investments in affiliated holdings* (identified cost $225,674,818, including $40,942,689 of identified cost in affiliated holdings)	$288,878,470
Cash	8,109
Cash denominated in foreign currencies (identified cost $896,461)	929,293
Due from broker (Note 2)	212,781
Income receivable	1,189,693
Income receivable from affiliated holdings	12,162
Swaps, at value (premium paid $51,478)	28,000
Receivable for investments sold	3,022,990
Receivable for shares sold	75,953
Unrealized appreciation on foreign exchange contracts	155,901
Receivable for variation margin on futures contracts	7,848
Total Assets	294,521,200
Liabilities:
Payable for investments purchased	1,775,645
Payable for shares redeemed	203,361
Unrealized depreciation on foreign exchange contracts	197,502
Payable for periodic payments to swap contracts	2,535
Payable for investment adviser fee (Note 5)	10,690
Payable for administrative fee (Note 5)	1,850
Payable for auditing fees	36,074
Payable for portfolio accounting fees	68,114
Payable for transfer agent fees (Note 2)	35,491
Payable for distribution services fee (Note 5)	41,670
Payable for other service fees (Notes 2 and 5)	38,317
Accrued expenses (Note 5)	119,942
Total Liabilities	2,531,191
Net assets for 12,446,124 shares outstanding	$291,990,009
Net Assets Consist of:
Paid-in capital	$268,757,266
Total distributable earnings (loss)	23,232,743
Net Assets	$291,990,009
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($148,986,579 ÷ 6,319,028 shares outstanding), no par value, unlimited shares authorized	$23.58
Offering price per share (100/95.50 of $23.58)	$24.69
Redemption proceeds per share	$23.58
Class C Shares:
Net asset value per share ($35,872,402 ÷ 1,584,182 shares outstanding), no par value, unlimited shares authorized	$22.64
Offering price per share	$22.64
Redemption proceeds per share (99.00/100 of $22.64)	$22.41
Class R Shares:
Net asset value per share ($45,000,312 ÷ 1,928,263 shares outstanding), no par value, unlimited shares authorized	$23.34
Offering price per share	$23.34
Redemption proceeds per share	$23.34
Institutional Shares:
Net asset value per share ($58,158,436 ÷ 2,446,287 shares outstanding), no par value, unlimited shares authorized	$23.77
Offering price per share	$23.77
Redemption proceeds per share	$23.77
Class R6 Shares:
Net asset value per share ($3,972,280 ÷ 168,364 shares outstanding), no par value, unlimited shares authorized	$23.59
Offering price per share	$23.59
Redemption proceeds per share	$23.59

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Dividends (including $1,640,024 received from affiliated holdings* and net of foreign taxes withheld of $103,815)	$3,481,653
Interest	966,014
TOTAL INCOME	4,447,667
Expenses:
Investment adviser fee (Note 5)	989,018
Administrative fee (Note 5)	121,072
Custodian fees	110,679
Transfer agent fees (Note 2)	253,031
Directors’/Trustees’ fees (Note 5)	4,754
Auditing fees	21,075
Legal fees	3,408
Portfolio accounting fees	84,024
Distribution services fee (Note 5)	241,705
Other service fees (Notes 2 and 5)	224,134
Share registration costs	41,585
Printing and postage	17,195
Miscellaneous (Note 5)	31,766
TOTAL EXPENSES	2,143,446
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(340,199)
Reimbursement of other operating expenses (Notes 2 and 5)	(29,253)
TOTAL WAIVER AND REIMBURSEMENTS	(369,452)
Net expenses	1,773,994
Net investment income	2,673,673
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(16,679) and (including net realized loss of $(15,124) on sales of investments in affiliated holdings*)	15,669,169
Net realized gain on foreign currency transactions	51,753
Net realized loss on foreign exchange contracts	(134,717)
Net realized loss on futures contracts	(438,490)
Net realized gain on written options	232
Net realized loss on swap contracts	(7,600)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(84,168) on investments in affiliated holdings*)	4,553,657
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	17,248
Net change in unrealized depreciation of foreign exchange contracts	22,763
Net change in unrealized depreciation of futures contracts	17,152
Net change in unrealized depreciation of swap contracts	(18,095)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	19,733,072
Change in net assets resulting from operations	$22,406,745

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,673,673	$5,049,161
Net realized gain (loss)	15,140,347	13,520,316
Net change in unrealized appreciation/depreciation	4,592,725	13,438,130
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,406,745	32,007,607
Distributions to Shareholders:
Class A Shares	(7,536,758)	(2,981,559)
Class C Shares	(1,747,693)	(480,608)
Class R Shares	(2,227,626)	(707,510)
Institutional Shares	(3,037,638)	(1,334,035)
Class R6 Shares	(217,158)	(91,549)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,766,873)	(5,595,261)
Share Transactions:
Proceeds from sale of shares	10,702,041	22,258,403
Net asset value of shares issued to shareholders in payment of distributions declared	14,408,107	5,431,745
Cost of shares redeemed	(26,328,131)	(51,160,890)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,217,983)	(23,470,742)
Change in net assets	6,421,889	2,941,604
Net Assets:
Beginning of period	285,568,120	282,626,516
End of period	$291,990,009	$285,568,120
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $369,452 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$109,946	$(12,778)
Class C Shares	29,459	—
Class R Shares	69,733	(481)
Institutional Shares	42,451	(15,994)
Class R6 Shares	1,442	—
TOTAL	$253,031	$(29,253)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$180,458
Class C Shares	43,676
TOTAL	$224,134
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Financial Statements and Additional Information

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection contracts held by the Fund throughout the period was $1,250,000. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, duration, sector asset class risk, market risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,243,905 and $355,364, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $157,472 and $127,351, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to
Semi-Annual Financial Statements and Additional Information

determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments. At May 31, 2026, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $2,127 and $2,239, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(10,951)*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	155,901	Unrealized depreciation on foreign exchange contracts	197,502
Foreign exchange contracts	Purchased options, within Investment in securities, at value	815		—
Credit contracts	Swaps, at value	28,000		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$173,765		$197,502

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(389,742)	$—	$—	$—	$(389,742)
Equity contracts	—	(48,748)	—	—	—	(48,748)
Foreign exchange contracts	—	—	(134,717)	(35,099)	232	(169,584)
Credit contracts	(7,600)	—	—	—	—	(7,600)
TOTAL	$(7,600)	$(438,490)	$(134,717)	$(35,099)	$232	$(615,674)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$17,152	$—	$—	$17,152
Foreign exchange contracts	—	—	22,763	3,004	25,767
Credit contracts	(18,095)	—	—	—	(18,095)
TOTAL	$(18,095)	$17,152	$22,763	$3,004	$24,824

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2026, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$155,901	$(88,676)	$—	$67,225
Swap Contracts	28,000	—	—	28,000
TOTAL	$183,901	$(88,676)	$—	$95,225

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$197,502	$(88,676)	$—	$108,826
The Fund has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at May 31, 2026, the Fund could be required to pay this amount in cash to its counterparties. Please see the chart above for collateral pledged against this net liability position as of May 31, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	125,053	$2,835,367	231,483	$4,850,840
Shares issued to shareholders in payment of distributions declared	326,125	7,217,364	136,296	2,837,259
Shares redeemed	(459,104)	(10,393,612)	(975,680)	(20,563,235)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,926)	$(340,881)	(607,901)	$(12,875,136)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	97,032	$2,115,524	222,583	$4,512,156
Shares issued to shareholders in payment of distributions declared	82,057	1,747,391	24,017	480,051
Shares redeemed	(161,643)	(3,528,673)	(406,127)	(8,257,886)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,446	$334,242	(159,527)	$(3,265,679)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	146,574	$3,289,932	348,552	$7,260,977
Shares issued to shareholders in payment of distributions declared	101,611	2,227,607	34,219	704,894
Shares redeemed	(254,676)	(5,719,084)	(479,909)	(9,898,412)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,491)	$(201,545)	(97,138)	$(1,932,541)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	97,348	$2,200,263	197,420	$4,143,838
Shares issued to shareholders in payment of distributions declared	135,223	3,016,613	63,233	1,325,695
Shares redeemed	(255,941)	(5,831,856)	(557,181)	(11,695,297)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(23,370)	$(614,980)	(296,528)	$(6,225,764)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,638	$260,955	72,261	$1,490,592
Shares issued to shareholders in payment of distributions declared	8,994	199,132	4,003	83,846
Shares redeemed	(38,024)	(854,906)	(34,143)	(746,060)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(17,392)	$(394,819)	42,121	$828,378
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(37,733)	$(1,217,983)	(1,118,973)	$(23,470,742)
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $225,674,818. The net unrealized appreciation of investments for federal tax purposes was $63,127,622. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $71,373,542 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,245,920. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $21,800,679 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$21,800,679	$—	$21,800,679
At November 30, 2025, for federal income tax purposes, the Fund had $4,691 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $338,105 of its fee and voluntarily reimbursed $29,253 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $2,094.
Semi-Annual Financial Statements and Additional Information

Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2026, the Sub-Adviser earned a fee of $119,404.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.085% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$131,029
Class R Shares	110,676
TOTAL	$241,705
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, FSC retained $6,967 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $749 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2026, FSC also retained $350 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $22,043 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$149,979,968
Sales	$162,976,129
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive either not to apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Global Allocation Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Global Allocation Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Global Allocation Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Global Allocation Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026